Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
LEASES

NOTE 8 — LEASES

The Company leases both office space and warehouse space for its operations. Lease maturities vary from 2 to 5 years. Leases are viewed and recorded as operating leases and as such periodic payments (monthly) are expensed according to the period for which payment is made. Operating lease costs recorded in general and administrative expenses in the consolidated statements of operations were $163,965 and $141,787 for the three months ended June 30, 2024 and 2023, respectively and $327,930 and $272,729 for the six months ended June 30, 2024 and 2023, respectively.

The following amounts were recorded in the Company’s balance sheet relating to its operating lease and other supplemental information:

	June 30, 2024	December 31, 2023
Operating lease ROU assets	$828,447	$1,135,668

Current operating lease liabilities	384,415	539,599
Non-current operating lease liabilities	468,796	636,414
Total lease liabilities	$853,211	$1,176,013

Other supplemental information:
Weighted average remaining lease term (years)	2.82	2.86
Weighted average discount rate	4.19%	4.26%

The following table summarizes the supplemental cash flow information related to leases:

	June 30, 2024	June 30, 2023
Cash paid for amounts included in lease liabilities	$172,613	$256,832
Right-of-use assets obtained in exchange for operating lease liabilities, net	$—	$653,663

The following table presents the maturity analysis of operating lease liabilities as of December 31, 2023:

Years	Operating Leases
2024	$232,036
2025	291,270
2026	186,931
2027	138,284
2028	58,566
Total lease payments	907,087
Less interest	53,876
Present value of lease liabilities	853,211

The Company has deposited security payments related to the facility leases of $71,515 included in the accompanying condensed consolidated balance sheets as other assets.